Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund
Allianz RCM Global Commodity Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 118 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Global Commodity Equity Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Global Commodity Equity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.15%	0.25%	0.01%	1.41%
Class C	1.15%	1.00%	0.01%	2.16%

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Global Commodity Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	686	972	1,279	2,148
Class C	319	676	1,159	2,493

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Global Commodity Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	686	972	1,279	2,148
Class C	219	676	1,159	2,493

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 130%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the
Agriculture, Energy, Materials or Commodity-Related Industrials
sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and
agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper
products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. The Fund also has a fundamental policy to invest at least 25% of its total assets in the "natural resources" sector, as described in the SAI. Under normal conditions, the portfolio managers seek to allocate
investments among a diverse range of commodities within each of the three primary commodity sectors of Agriculture, Energy and
Materials. The Fund expects to invest most of its assets in U.S.
and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States. The Fund may also invest up to 10% of its net assets in securities issued by other investment companies, included exchange-traded funds ("ETFs").

The Fund's portfolio managers will evaluate the relative
attractiveness of individual commodity cycles, including
supply-demand fundamentals, pricing outlook and impact on U.S. and
non-U.S. macroeconomic indicators like inflation. In addition, the portfolio managers may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries)
that they believe are likely to offer the best investment opportunities.
The portfolio managers seek to evaluate the correlation of degree to which companies' earnings are linked to commodity price changes, as well as companies' fundamental value and prospects for growth.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the commodity sectors), industries, or geographic regions increases risk and volatility
(Focused Investment Risk (Commodity-Related Companies Risk)).
Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less
oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S.
Investment Risk, Emerging Markets Risk, Currency Risk). Other
principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a
sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C would be lower than
Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's
class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/11-9/30/11 -24.78% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 26.59% Lowest 07/01/2008-09/30/2008 -37.71%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for Class C shares will vary.
Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Global Commodity Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	8.42%	6.45%	13.61%	Jun. 30, 2004
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	8.42%	5.72%	12.14%	Jun. 30, 2004
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	5.47%	5.28%	11.21%	Jun. 30, 2004
Class C	Class C - Before Taxes	12.93%	6.89%	13.77%	Jun. 30, 2004
MSCI World Index	MSCI World Index	11.76%	2.43%	4.94%	Jun. 30, 2004
World Energy & Materials Composite	World Energy & Materials Composite	15.75%	7.95%	12.52%	Jun. 30, 2004
Custom Commodity Equity Benchmark	Custom Commodity Equity Benchmark	19.48%	11.66%	15.41%	Jun. 30, 2004
Lipper Global Natural Resources Funds Average	Lipper Global Natural Resources Funds Average	13.61%	7.93%	15.52%	Jun. 30, 2004